Basis of preparation (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Basis Of Preparation [Abstract]
Disclosure of interests in subsidiaries [Table Text Block]
	Location	Equity %
KWESST Inc.	Ottawa, Canada	100%
2720178 Ontario Inc.	Bowmanville, Canada	100%
Police Ordnance Company Inc.	Bowmanville, Canada	100%
KWESST U.S. Holdings Inc.	Delaware, Canada	100%
KWESST Defense Systems U.S. Inc.	Virginia, United States	100%
KWESST Public Safety Systems U.S. Inc.	Virginia, United States	100%
KWESST Public Safety Systems Canada Inc.	Ottawa, Canada	100%